PNC S&P 500 INDEX FUND
PNC S&P 500 INDEX FUND

Supplement dated July 3, 2013 to the

PNC Equity Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the first footnote to the “Fund Fees and Expenses” section of PNC S&P 500 Index Fund on page 28 of the prospectus, which was revised in the supplement to the prospectus filed on July 1, 2013, is deleted in its entirety and replaced with the following:

1      A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more.  A contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares prior to 12 months from the date of purchase.  Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date.  A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 12 months from the date of purchase.  Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE